LEASES LIABILITIES	12 Months Ended
Dec. 31, 2025
LEASES LIABILITIES
LEASES LIABILITIES

NOTE 18 – LEASES LIABILITIES

	As of December 31,
	2025	2024
Current	149,030	98,045
Non- current	239,266	182,123
Total lease liabilities	388,296	280,168

Movements in the lease liabilities are as follows:

	Years ended December 31,
	2025	2024
At the beginning of the year	280,168	253,937
Increases (1)	179,551	283,793
Acquisitions through business combination (2)	134,471	—
Financial results, net (3)	72,573	31,914
Payments	(196,180)	(121,016)
Decreases (included RECPAM and currency translation adjustments)	(82,287)	(168,460)
At the end of the year	388,296	280,168

(1)Included in acquisitions of Rights of use.

(2)Corresponds to the acquisition of TMA (see Note 29).

(3)Included in Other foreign currency exchange gains (losses) and Other interests, net.